Debt - Additional Information (Detail)	12 Months Ended					12 Months Ended		1 Months Ended							1 Months Ended																		1 Months Ended																1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended							12 Months Ended				1 Months Ended							12 Months Ended								12 Months Ended		12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)		Dec. 31, 2012 Preferred shares [Member]	Dec. 31, 2012 Revolving credit lines [Member] USD ($)	Sep. 30, 2010 3-year tranche [Member] USD ($)	Sep. 30, 2010 5-year tranche [Member] USD ($)	Sep. 30, 2010 SUNP [Member] USD ($)	Dec. 31, 2012 Long-term Credit Facility [Member] USD ($)	Sep. 30, 2010 Chelyabinsk Metallurgical Plant (CMP) [Member] USD ($)	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Sep. 30, 2010 Yakutugol [Member] USD ($)	Feb. 29, 2012 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 28, 2011 Ruble Denominated Bonds [Member] USD ($) Bonds	Sep. 30, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Apr. 30, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Mar. 31, 2010 Ruble Denominated Bonds [Member] USD ($) Bonds	Nov. 30, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Oct. 31, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Jul. 30, 2009 Ruble Denominated Bonds [Member] USD ($) Bonds	Jun. 30, 2006 Ruble Denominated Bonds [Member] USD ($) Bonds	Feb. 14, 2012 Ruble Denominated Bonds [Member] RUB	Feb. 22, 2011 Ruble Denominated Bonds [Member] RUB	Sep. 07, 2010 Ruble Denominated Bonds [Member] RUB	Apr. 28, 2010 Ruble Denominated Bonds [Member] RUB	Mar. 16, 2010 Ruble Denominated Bonds [Member] RUB	Nov. 13, 2009 Ruble Denominated Bonds [Member] RUB	Oct. 20, 2009 Ruble Denominated Bonds [Member] RUB	Jul. 30, 2009 Ruble Denominated Bonds [Member] RUB	Jun. 21, 2006 Ruble Denominated Bonds [Member] RUB	Feb. 29, 2012 Ruble Denominated Bonds [Member] First coupon [Member]	Feb. 28, 2011 Ruble Denominated Bonds [Member] First coupon [Member]	Sep. 30, 2010 Ruble Denominated Bonds [Member] First coupon [Member]	Apr. 30, 2010 Ruble Denominated Bonds [Member] First coupon [Member]	Mar. 31, 2010 Ruble Denominated Bonds [Member] First coupon [Member]	Nov. 30, 2009 Ruble Denominated Bonds [Member] First coupon [Member]	Oct. 31, 2009 Ruble Denominated Bonds [Member] First coupon [Member]	Jul. 30, 2009 Ruble Denominated Bonds [Member] First coupon [Member]	Jun. 30, 2006 Ruble Denominated Bonds [Member] First coupon [Member]	Jun. 30, 2006 Ruble Denominated Bonds [Member] Nine and tenth coupon [Member]	Jun. 30, 2006 Ruble Denominated Bonds [Member] Eleven to fourteen coupon [Member]	Jul. 31, 2009 Ruble Denominated Bonds [Member] Thirteen to sixteen coupon [Member]	Oct. 31, 2009 Ruble Denominated Bonds [Member] Thirteen to fourteen coupon [Member]	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date June 12, 2013 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date August 25, 2020 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date February 9, 2021 [Member] USD ($)	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] USD ($) Bonds	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] USD ($)	Jun. 09, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] RUB	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date May 27, 2021 [Member] First coupon [Member]	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] USD ($) Bonds	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] USD ($)	Jun. 14, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] RUB	Jun. 30, 2011 Ruble Denominated Bonds [Member] Obligatory redemption date June 1, 2021 [Member] First coupon [Member]	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date February 10, 2015 [Member] USD ($)	Apr. 30, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] USD ($)	Apr. 10, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] RUB	Apr. 30, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 7, 2015 [Member] First coupon [Member]	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date July 21, 2016 [Member] USD ($)	Oct. 31, 2009 Ruble Denominated Bonds [Member] Obligatory redemption date October 9, 2018 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date October 9, 2018 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date April 24, 2013 [Member] USD ($)	Dec. 31, 2012 Ruble Denominated Bonds [Member] Obligatory redemption date March 12, 2013 [Member] USD ($)	Dec. 31, 2012 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Dec. 31, 2012 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member] CreditFacility	Sep. 30, 2010 Syndicated loan [Member] USD ($)	Dec. 31, 2012 Syndicated loan [Member] Co-ordination of Syndicate Banks [Member] USD ($)	Dec. 31, 2012 Syndicated loan [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Syndicated loan [Member] Yakutugol [Member] SUNP [Member]	Dec. 31, 2012 Syndicated loan [Member] CMP and SUNP [Member] USD ($)	Apr. 30, 2012 Gazprombank credit facility [Member] USD ($)	Feb. 28, 2010 Gazprombank credit facility [Member] USD ($)	Dec. 31, 2012 Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2011 Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2012 VTB Bank [Member] USD ($)	Dec. 31, 2011 VTB Bank [Member] USD ($)	Dec. 31, 2008 VTB Bank [Member]	Dec. 31, 2009 VTB Bank [Member] Chelyabinsk Metallurgical Plant (CMP) [Member]	Dec. 31, 2011 VTB Bank [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2010 VTB Bank [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2009 VTB Bank [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2009 VTB Bank [Member] Yakutugol [Member]	Dec. 31, 2012 Indebtedness [Member] Korshunov Mining Plant (KMP) [Member] USD ($)	Dec. 31, 2012 Indebtedness [Member] Long-term Credit Facility [Member] Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2011 Indebtedness [Member] Long-term Credit Facility [Member] Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Indebtedness [Member] Chelyabinsk Metallurgical Plant (CMP) [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2011 Indebtedness [Member] Chelyabinsk Metallurgical Plant (CMP) [Member] Long-term Credit Facility [Member] USD ($)	Dec. 31, 2012 Indebtedness [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Indebtedness [Member] Yakutugol [Member]	Dec. 31, 2012 Loan agreements [Member] USD ($)	Dec. 31, 2011 Loan agreements [Member] USD ($)	Dec. 31, 2012 Sberbank [Member] USD ($) Payments	Oct. 09, 2012 Sberbank [Member] USD ($) CreditFacility	Oct. 09, 2012 Sberbank [Member] RUB	Dec. 31, 2012 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2011 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2012 Transcreditbank [Member] USD ($)	May 31, 2012 Transcreditbank [Member]	Dec. 31, 2011 Transcreditbank [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Revolving credit lines [Member]	Dec. 31, 2012 Minimum [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Minimum [Member] June 30, 2013 [Member]	Dec. 31, 2012 Minimum [Member] June 30, 2017 [Member]	Dec. 31, 2012 Minimum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Minimum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Minimum [Member] Syndicated loan [Member]	Dec. 31, 2012 Minimum [Member] Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Minimum [Member] Sberbank [Member]	Dec. 31, 2012 Minimum [Member] Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Revolving credit lines [Member]	Dec. 31, 2012 Maximum [Member] Mechel-Mining OAO [Member]	Dec. 31, 2012 Maximum [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Maximum [Member] June 30, 2013 [Member]	Dec. 31, 2012 Maximum [Member] June 30, 2017 [Member]	Dec. 31, 2012 Maximum [Member] 12.1% to 13.1% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Dec. 31, 2012 Maximum [Member] 10.5% to 11.5% [Member] Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Maximum [Member] Syndicated loan [Member]	Dec. 31, 2012 Maximum [Member] Gazprombank credit facility [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Maximum [Member] Sberbank [Member]	Dec. 31, 2012 Maximum [Member] Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member]	Dec. 31, 2012 Russian ruble [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] VTB Bank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] VTB Bank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Russian ruble [Member] Transcreditbank [Member] USD ($)	Dec. 31, 2011 Russian ruble [Member] Transcreditbank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 U.S. dollar-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 U.S. dollar-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] VTB Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] VTB Bank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Uralsib [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] HBL Holding GmbH (HBL) [Member] USD ($)	Dec. 31, 2012 Euro-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 Euro-denominated [Member] Sberbank [Member] USD ($)	Dec. 31, 2012 Turkish lira [Member] USD ($)	Dec. 31, 2011 Turkish lira [Member] USD ($)	Dec. 31, 2012 Russian Ruble Long Term Short Term Euro [Member] VTB Bank [Member] USD ($)	Dec. 31, 2011 Russian Ruble Long Term Short Term Euro [Member] VTB Bank [Member] USD ($)	Dec. 31, 2012 Russian Ruble Long Term Short Term Euro [Member] Minimum [Member] VTB Bank [Member]	Dec. 31, 2012 Russian Ruble Long Term Short Term Euro [Member] Maximum [Member] VTB Bank [Member]	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] Uralsib [Member] USD ($)	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2011 Short Term Long Term United States Dollar and Euro [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member] USD ($)	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] Minimum [Member] Uralsib [Member]	Dec. 31, 2011 Short Term Long Term United States Dollar and Euro [Member] Minimum [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]	Dec. 31, 2012 Short Term Long Term United States Dollar and Euro [Member] Maximum [Member] Uralsib [Member]	Dec. 31, 2011 Short Term Long Term United States Dollar and Euro [Member] Maximum [Member] UniCredit Bank (former Bayerische Hypo-und-Vereinsbank) [Member]	Dec. 31, 2012 United States Dollar and Euro [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2011 United States Dollar and Euro [Member] Fortis Bank [Member] USD ($)	Dec. 31, 2010 United States Dollar and Euro [Member] Minimum [Member] Fortis Bank [Member]	Dec. 31, 2010 United States Dollar and Euro [Member] Maximum [Member] Fortis Bank [Member]	Dec. 31, 2012 Short Term Russian Ruble and United States Dollar and Euro [Member] Alfa-bank [Member] USD ($)	Dec. 31, 2012 Short Term Russian Ruble and United States Dollar and Euro [Member] Minimum [Member] Alfa-bank [Member]	Dec. 31, 2012 Short Term Russian Ruble and United States Dollar and Euro [Member] Maximum [Member] Alfa-bank [Member]	Dec. 31, 2012 Long Term Russian Ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2011 Long Term Russian Ruble [Member] Eurasian Development Bank [Member] USD ($)	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] ING Bank [Member] USD ($)	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] ING Bank [Member] USD ($)	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] Minimum [Member] ING Bank [Member]	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] Minimum [Member] Raiffeisen Bank [Member]	Dec. 31, 2012 Short Term and Long Term Multi Currency [Member] Maximum [Member] ING Bank [Member]	Dec. 31, 2011 Short Term and Long Term Multi Currency [Member] Maximum [Member] Raiffeisen Bank [Member]	Dec. 31, 2012 Romanian lei [Member] USD ($)	Dec. 31, 2011 Romanian lei [Member] USD ($)	Dec. 31, 2012 Romanian lei [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2011 Romanian lei [Member] Raiffeisen Bank [Member] USD ($)	Dec. 31, 2012 Kazakh tenge [Member] USD ($)	Dec. 31, 2011 Kazakh tenge [Member] USD ($)	Dec. 31, 2012 Kazakh tenge [Member] Sberbank [Member] USD ($)	Dec. 31, 2011 Kazakh tenge [Member] Sberbank [Member] USD ($)
Proforma Debt Instrument [Line Items]
Short-term borrowings, weighted average interest rate																																																																																																																														14.40%	7.20%												1.80%	4.00%													3.50%	4.90%															13.30%	16.40%																													9.90%	9.30%			9.50%	9.50%
Long-term borrowings, weighted average interest rate																																																																																																																														10.30%	9.10%												5.80%	5.60%													3.60%	4.20%
Credit facilities, unused portion	$ 580,939,000			$ 904,059,000
Credit facilities, borrowing capacity	9,971,178,000
Credit facilities, borrowing capacity, expires within a year	1,508,336,000
Credit facility maximum borrowing capacity							1,163,091,000
Credit facility bearing interest rate																																																																																																						9.65%		1.10%							4.30%		4.30%		12.00%								11.00%		14.00%																																																5.30%	12.00%				6.80%	1.00%	7.30%	8.00%			1.70%	7.50%		5.90%	7.90%		9.20%					1.60%	1.10%	3.90%	9.90%
Credit facility renewable option period																																																																																																								1 year											5 years
Net borrowings							289,881,000
Credit facility outstanding amount	9,390,239,000			9,383,386,000				800,000,000	1,200,000,000	190,476,000		95,238,000	857,143,000	857,143,000																																																							2,000,000,000	1,000,000,000					1,000,000,000																																																			5,384,314,000	4,830,526,000	883,976,000	740,599,000	31,606,000	41,410,000	31,060,000	92,227,000	87,004,000	1,057,451,000	1,352,453,000	78,152,000	58,695,000	3,295,351,000	3,691,288,000	50,000,000	145,000,000	196,313,000	243,563,000	148,712,000	85,722,000	150,000,000	150,000,000	43,250,000	50,000,000	131,333,000	177,000,000	638,914,000	805,694,000	66,924,000	65,351,000	46,357,000	64,715,000	78,289,000	147,931,000	205,905,000	158,981,000	7,811,000	25,726,000	55,822,000		7,174,000	7,011,000	9,020,000	10,418,000																													46,055,000	16,922,000	46,055,000	16,922,000	16,585,000	28,538,000	16,585,000	28,538,000
Repayment grace periods								9 months	15 months
Credit facility basis interest rate																																																																						5.00%					5.30%			4.50%																																4.00%												5.80%
Current period loan repayment of all facility																																																																									252,275,000
Loan repayment maturity period																																																																						August 2015
Credit facility including short-term portion	377,608,000			1,292,868,000																																																																							480,000,000																																																			239,408,000	603,299,000												15,698,000	291,763,000													53,640,000	341,928,000															6,222,000	10,418,000																													46,055,000	16,922,000			16,585,000	28,538,000
Credit facility maturity year																																																																											2010
Rescheduled repayment period																																																																											2013-2015
Yakutugol and SKCC signed loan agreements, credit facility amount																																																																										500,000,000
Yakutugol and SKCC signed loan agreements credit facility amount, maturity period																																																																										5 years
Three year grace period bearing interest																																																																										7.50%
Number Of Credit Facilities																																																																			1	3																												4	4
Credit facility outstanding amount				150,000,000																																																																								1,353,282,000	484,941,000	447,770,000	422,411,000																452,777,000	772,258,000	24,000,000,000	759,766,000	604,714,000	78,152		58,695																																																																61,970,000					503,129,000	383,539,000			96,357,000	306,208,000	106,814,000					354,617,000	213,840,000			150,000,000			92,227,000		85,025,000	91,166,000	115,031,000	122,064,000
Number of equal installments																																																																																															8
Credit facility repayment date																																																																																																																December 2015												October 2017
Interest is payable at a floating rate																																																																																																									10.50%			12.10%	10.50%								12.10%			13.10%	11.50%
Number of bonds issued															5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000																										5,000,000				5,000,000
Aggregate principal amount															167,295,000	342,996,000	327,042,000	172,044,000	170,443,000	174,398,000	170,327,000	159,154,000	184,877,000	5,000,000,000	10,000,000,000	10,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000																	361,210,000		10,000,000,000		179,916,000		5,000,000,000			506,145,000		15,000,000,000																																																																																																																														150,000,000				95,319,000
Bonds, par value															100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%																										100.00%				100.00%					100.00%
Interest payable in arrears															6 months	6 months	6 months	6 months	6 months	6 months	3 months	3 months	6 months																										6 months				6 months					6 months
Debt instrument interest rate																																	10.25%	8.30%	10.00%	9.80%	9.80%	12.50%	12.50%	19.00%	8.40%	8.50%	7.40%	11.30%	11.30%							8.40%				8.40%					11.25%
Bonds interest rate terms															The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.	The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.	The interest rate for the second to the tenth coupon periods is set as equal to that of the first period	The interest rate for the second to the sixth coupon periods is set as equal to that of the first period.	The interest rate for the second to the sixth coupon periods is set as equal to that of the first period.	The interest rate for the second to the fourth coupon periods is set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period	The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period	The interest rate for the second to the eighth coupon periods was set as equal to that of the first period																										The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.				The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts.
Debt obligation redemption date															February 10, 2015	February 9, 2021	August 25, 2020	April 24, 2013	March 12, 2013	November 9, 2012	April 19, 2013	July 21, 2016	June 12, 2013																										May 27, 2021				June 1, 2021					April 7, 2015
Capitalized cost related to issuance of bonds																							739,000
Current debt outstanding	1,460,750,000			2,651,357,000																																										163,721,000																31,914,000
Capitalized cost related to issuance of bonds															571,000	2,355,000	864,000	360,000	1,620,000			1,844,000																											1,293,000				574,000					251,000					703,000
Long-term debt outstanding																																															329,243,000	329,243,000		329,243,000				164,622,000			164,622,000		493,865,000			20,717,000		45,402,000	164,622,000	164,622,000
Short-term debt bearing interest rate																																																																																12.00%
Debt instrument increased interest rate																																																																																	14.0			14.6	14.6
Debt instrument decreased interest rate																																																																																		8.40%	9.80%
Bearing interest is MosPrime plus margin																																																																																																					4.95%
Common shares pledged																																																																							10,832,764	1,212,594														62,533	1,866,711		632,393		9,027,306	1,010,498
Percentage of common shares pledged																																																																							30.00%	30.00%
Percentage of Common shares plus one share pledged to secured loans																																																																																						25% plus 1 of total common shares	25% plus 1 share of total common shares		20% of total common shares		25% plus 1 of total common shares	25% plus 1 of total common shares
Indebtedness																																																																																						500,000,000	493,865,000	465,895,000	282,130,000	135,103,000
Property, plant and equipment pledged under the loan agreements	7,798,839,000	[1]		7,049,625,000	[1]																																																																																								1,208,167,000	789,929,000
Inventories pledged under the loan agreements	2,073,189,000	[2]		2,592,896,000	[2]																																																																																								111,723,000	282,399,000
Accounts receivable pledged	705,462,000			816,446,000																																																																																									17,359,000	79,667,000
Cash pledged under the loan agreements																																																																																													2,340,000	117,461,000
Long-term and short-term loan, total	5,952,620,000
Net Borrowings to EBITDA Ratio	“Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0		“Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0																																																																																																				7.2:1.0				3.5:1.0							5.5:1.0		3.5:1.0		7.5:1.0
EBITDA to Net Interest Expenses Ratio																																																																																																							2.65:1			1.5:1.0								1.85:1.0					4.0:1.0
Loans repayable within next twelve months	1,460,750,000										18,438,000
Long-term debt classified as short-term liabilities											13,828,000
Percentage of dividends	60.00%		60.00%			20.00%
Payment of dividend on preferred shares	$ 245		7,500,000

[1]	See Note 10
[2]	See Note 6